Long term debt, current and non-current (Tables)	12 Months Ended
Dec. 31, 2016
Debt Instruments [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
	2016	2015
8.5% Senior Unsecured Notes	63,250	63,250
Secured Term Loans	539,467	542,691
Total debt outstanding	$602,717	$605,941
Less related deferred financing costs	(4,536)	(5,870)
Total debt, net of deferred financing costs	$598,181	$600,071
Less: Current portion of long term debt, net of deferred financing costs current	(65,072)	(40,984)
Long-term debt, net of current portion and deferred financing costs, non-current	$533,109	$559,087

Schedule of Maturities of Long-term Debt [Table Text Block]
Period			Principal Repayment
January 1, 2017	to	December 31, 2017	$66,470
January 1, 2018	to	December 31, 2018	58,737
January 1, 2019	to	December 31, 2019	116,599
January 1, 2020	to	December 31, 2020	163,581
January 1, 2021	to	December 31, 2021	128,678
January 1, 2022	and thereafter		68,652
		Total	$602,717